As filed with the Securities and Exchange Commission on 4/20/18

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2017

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 21.11%
727,099	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	$661,454
726,122	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	680,141
752,706	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	627,566
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
248,381	Series 2006-9, 6.000%, 11/25/2036	239,851
376,412	Series 2007-1, 6.000%, 02/25/2037	342,163
313,279	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.459%, 02/25/2036 (a)	307,000
346,919	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	270,500
388,235	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	335,747
	GSR Mortgage Loan Trust
651,363	Series 2006-9F, 6.500%, 10/25/2036	586,018
276,857	Series 2007-4F, 6.000%, 07/25/2037	256,613
551,277	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	451,623
385,284	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.331%, 03/25/2035 (a)	389,666
	JP Morgan Chase Commercial Mortgage Securities Trust
6,104,509	Series 2012-C8, 1.800%, 10/17/2045 (a)(h)	412,511
7,643	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	7,673
446,579	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	440,528
374,945	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 3.638%, 01/25/2036 (a)	369,415
	Morgan Stanley Mortgage Loan Trust
883,449	Series 2005-10, 6.000%, 12/25/2035	745,199
580,013	Series 2007-12, 6.250%, 08/25/2037	501,523
	Residential Asset Securitization Trust
728,250	Series 2007-A2, 6.000%, 04/25/2037	658,823
557,243	Series 2007-A6, 6.000%, 06/25/2037	520,616
889,973	Series 2007-A7, 6.000%, 07/25/2037	654,961
888,251	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (a)(k)	497,467
414,291	Washington Mutual Asset-Backed Certificates Trust
	2006-HE3, 1.707% (1 Month LIBOR USD + 0.160%), 08/25/2036 (b)	379,370
205,156	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	184,258
239,063	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	227,220

	Total Collateralized Mortgage Obligations (Cost $11,979,295)	10,747,906

Number of Shares
	COMMON STOCKS - 0.02%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(d)(g)(m)	0
1,336,186	K2016470219 - Class B (c)(d)(g)(m)	0

		0

	Transportation - 0.02%
22	CEVA Holdings LLC (c)(d)	10,093

	Total Common Stocks (Cost $29,791)	10,093

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.64%
	Metals & Mining - 1.64%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	831,597

	Total Convertible Obligations (Cost $780,000)	831,597

	CORPORATE OBLIGATIONS - 0.36%
	Specialty Retail - 0.36%
	K2016470219 South Africa, Ltd.
907,612	0.000% Cash or 3.000% PIK, 12/31/2022 (c)(e)	31,767
160,995	0.000% Cash or 8.000% PIK, 12/31/2022 (c)(e)	10,624
157,847	K2016470260 South Africa, Ltd.
	0.000% Cash or 25.000% PIK, 12/31/2022 (c)(e)	139,695

	Total Corporate Obligations (Cost $1,978,130)	182,086

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 42.63%
	Argentine Bonos del Tesoro
60,000	22.750%, 03/05/2018	3,444
1,002,000	21.200%, 09/19/2018	55,749
6,797,000	18.200%, 10/03/2021	392,766
2,227,900	16.000%, 10/17/2023	122,609
15,011,100	15.500%, 10/17/2026	840,219
	Brazil Letras do Tesouro Nacional
334,000	8.400%, 07/01/2020 (f)	82,041
6,900,000	9.090%, 07/01/2021 (f)	1,527,436
	Brazil Notas do Tesouro Nacional - Serie F
2,065,000	9.840%, 01/01/2021	641,588
120,000	10.000%, 01/01/2023 (n)	36,651
1,630,000	10.000%, 01/01/2025 (n)	491,371
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	57,281
	Colombian TES
583,000,000	10.000%, 07/24/2024	236,013
296,500,000	7.500%, 08/26/2026	106,325
342,500,000	6.000%, 04/28/2028	110,373
2,628,000,000	7.750%, 09/18/2030	961,719
	Ghana Government Bond
780,000	23.230%, 02/19/2018	172,516
150,000	22.490%, 04/23/2018	33,810
1,810,000	23.470%, 05/21/2018	411,137
990,000	19.040%, 09/24/2018	222,719
99,000	24.500%, 10/22/2018	23,128
200,000	24.500%, 06/21/2021	53,103
390,000	24.750%, 07/19/2021	104,479
300,000	18.750%, 01/24/2022	70,652
300,000	19.750%, 03/25/2024	73,877
910,000	19.000%, 11/02/2026	222,961
910,000	19.750%, 03/15/2032	221,778
	Ghana Treasury Note
170,000	22.500%, 12/10/2018	39,458
340,000	21.000%, 01/07/2019	78,195
290,000	19.950%, 05/06/2019	66,547
	India Government Bond
25,000,000	8.200%, 02/15/2022	405,075
44,000,000	8.150%, 06/11/2022	711,801
7,000,000	8.080%, 08/02/2022	113,301
90,000,000	8.130%, 09/21/2022	1,453,409
2,000,000	6.840%, 12/19/2022	30,945
74,000,000	8.830%, 11/25/2023	1,235,531
15,000,000	7.680%, 12/15/2023	239,753
	Indonesia Treasury Bond
25,441,000,000	8.375%, 09/15/2026	2,124,271
606,000,000	9.000%, 03/15/2029	52,829
140,000,000	10.500%, 08/15/2030	13,430
1,689,000,000	8.750%, 05/15/2031	145,403
7,580,000,000	8.375%, 03/15/2034	624,334
	Korea Treasury Bond
581,500,000	3.375%, 09/10/2023	570,688
459,000,000	3.500%, 03/10/2024	455,474
267,000,000	3.000%, 09/10/2024	258,294
	Mexican Bonos
289,700	4.750%, 06/14/2018	1,455,432
27,100	8.500%, 12/13/2018	138,938
378,200	5.000%, 12/11/2019	1,832,787
11,000	8.000%, 06/11/2020	56,441
7,600	6.500%, 06/10/2021	37,371
	Mexican Udibonos
15,731	4.000%, 06/13/2019 (i)	80,656
13,000	2.500%, 12/10/2020 (i)	64,420
	Philippine Government Bond
22,580,000	3.875%, 11/22/2019	450,680
15,690,000	3.375%, 08/20/2020	307,151

	Republic of South Africa Government Bond
2,385,000	10.500%, 12/21/2026	215,493
1,989,000	8.000%, 01/31/2030	147,288
833,000	7.000%, 02/28/2031	56,181
1,876,000	8.250%, 03/31/2032	139,087
1,252,000	8.875%, 02/28/2035	95,476
537,000	6.250%, 03/31/2036	31,306
266,000	8.500%, 01/31/2037	19,375
4,940,000	Serbia Treasury Bonds
	10.000%, 09/11/2021	59,630
1,120,000	Ukraine Government International Bond
	0.000%, 05/31/2040 (a)(e)(f)	620,296

	Total Foreign Government Debt Obligations (Cost $21,757,195)	21,702,491

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.81%
	Federal Home Loan Mortgage Corp.
1,042,266	Pool #4062, 3.500%, 06/15/2042	1,046,657
793,632	Pool #4171, 3.000%, 02/15/2043	752,127
1,245,420	Pool #4413, 3.500%, 11/15/2044	1,242,473
	Federal National Mortgage Association
658,126	Pool #1201, 3.500%, 10/01/2032	684,965
349,821	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%), 08/25/2033 (b)(l)	380,855
61,904	Pool #2011-113, 4.000%, 03/25/2040	62,155
575,398	Pool #2012-63, 2.000%, 08/25/2040	569,674
1,203,650	Pool #2014-95, 3.000%, 04/25/2041	1,211,824
	Government National Mortgage Association
694,017	Pool #2010-62, 4.249% (1 Month LIBOR USD + 5.750%), 05/20/2040 (b)(h)(l)	92,048
705,658	Pool #2011-72, 3.879% (1 Month LIBOR USD + 5.380%), 05/20/2041 (b)(h)(l)	91,548
699,763	Pool #2012-40, 4.000%, 01/20/2042	724,122
1,382,705	Pool #2013-113, 4.749% (1 Month LIBOR USD + 6.250%), 03/20/2043 (b)(h)(l)	173,067

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $6,968,767)	7,031,515

Number of Shares
	PREFERRED STOCKS - 0.04%
	Transportation - 0.04%
49	CEVA Holdings LLC (c)(d)	21,847

	Total Preferred Stocks (Cost $64,482)	21,847

	WARRANTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
361	Edcon Holdings, Ltd. F - Expiration: December, 2049 (c)(d)(g)(m)	0
6,464,770	Edcon Holdings, Ltd. F1 - Expiration: December, 2049 (c)(d)(g)(m)	0
523,517	Edcon Holdings, Ltd. F2 - Expiration: December, 2049 (c)(d)(g)(m)	0

	Total Warrants (Cost $0)	0

Principal Amount
	SHORT TERM INVESTMENTS - 17.66%
	Foreign Government Debt Obligations - 0.26%
271,760	Mexico Cetes
	7.590%, 06/21/2018 (f)	133,458

Number of Shares
	Money Market Funds - 17.16%
8,737,009	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (j)	8,737,009

Principal Amount
	U.S. Government Agency Issue - 0.24%
120,000	Federal Home Loan Bank Discount Note
	0.450%, 01/02/2018 (f)	119,997

	Total Short Term Investments (Cost $9,068,811)	8,990,464

	Total Investments (Cost $52,626,471) - 97.27%	49,517,999
	Other Assets in Excess of Liabilities - 2.73%	1,389,523

	TOTAL NET ASSETS - 100.00%	$50,907,522

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the country in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $214,026, which represents 0.42% of total net assets.
(d)	Non-income producing security.
(e)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $802,382, which represents 1.58% of total net assets.
(f)	Zero coupon bond. The effective yield is listed.
(g)	As of December 31, 2017, the Valuation Committee has fair valued these securities, whose value were determined using significant, unobservable inputs. The value of these securities total $0, which represents 0.00% of total net assets.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2017. These securities are liquid and the value of these securities total $769,174 , which represents 1.51% of total net assets.
(i)	Represents an inflation protected security.
(j)	Seven-day yield as of December 31, 2017.
(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2017.
(l)	Inverse floating rate bond.
(m)	Value determined using significant unobservable inputs.
(n)	Non-income producing security. Item identified as in default as to payment of interest.

Glossary of Terms

PIK Payment-in-Kind

LIBOR London Interbank Offered Rate

Schedule of Open Forward Currency Contracts (Unaudited)

December 31, 2017

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
3/26/2018	Citibank	Brazilian Real	3,300,000	Euro	855,011	$(45,969)
1/22/2018	Deutsche Bank	Euro	29,000	U.S. Dollar	34,324	524
1/16/2018	Citibank	Mexican Peso	9,384,000	Euro	377,663	21,880
4/3/2018	Citibank	Mexican Peso	46,884,480	Euro	2,101,368	(191,902)
7/13/2018	Citibank	Mexican Peso	7,476,600	Euro	339,140	(45,062)
1/10/2018	HSBC	South Korea Won	552,143,147	U.S. Dollar	488,018	27,910
1/22/2018	Goldman Sachs	South Korea Won	188,710,000	U.S. Dollar	166,896	9,457
2/21/2018	Citibank	South Korea Won	1,399,420,000	U.S. Dollar	1,256,006	52,401
2/15/2018	JP Morgan Chase	U.S. Dollar	258,869	Australian Dollar	339,000	(5,623)
2/22/2018	Citibank	U.S. Dollar	273,293	Australian Dollar	370,000	(15,377)
3/13/2018	JP Morgan Chase	U.S. Dollar	726,680	Australian Dollar	982,000	(39,423)
3/13/2018	Citibank	U.S. Dollar	485,696	Australian Dollar	654,000	(24,519)
3/20/2018	JP Morgan Chase	U.S. Dollar	1,117,718	Australian Dollar	1,489,000	(43,898)
5/15/2018	JP Morgan Chase	U.S. Dollar	258,743	Australian Dollar	339,000	(5,696)
1/10/2018	Barclays	U.S. Dollar	241,253	Euro	204,000	(3,695)
1/10/2018	Citibank	U.S. Dollar	78,752	Euro	66,790	(1,446)
1/18/2018	JP Morgan Chase	U.S. Dollar	105,044	Euro	88,500	(1,276)
1/18/2018	Morgan Stanley	U.S. Dollar	52,205	Euro	44,250	(955)
1/19/2018	Goldman Sachs	U.S. Dollar	402,234	Euro	340,000	(6,252)
1/22/2018	UBS	U.S. Dollar	240,808	Euro	203,500	(3,730)
1/22/2018	Deutsche Bank	U.S. Dollar	138,011	Euro	117,000	(2,583)
1/22/2018	JP Morgan Chase	U.S. Dollar	71,067	Euro	60,167	(1,233)
1/24/2018	Deutsche Bank	U.S. Dollar	93,556	Euro	78,923	(1,295)
1/29/2018	Goldman Sachs	U.S. Dollar	107,897	Euro	91,000	(1,502)
1/29/2018	Citibank	U.S. Dollar	1,923,734	Euro	1,620,000	(23,814)
1/30/2018	Deutsche Bank	U.S. Dollar	786,770	Euro	667,597	(15,852)
2/2/2018	JP Morgan Chase	U.S. Dollar	307,767	Euro	263,000	(8,477)
2/2/2018	HSBC	U.S. Dollar	39,974	Euro	34,118	(1,051)
2/5/2018	Deutsche Bank	U.S. Dollar	77,070	Euro	65,866	(2,143)
2/6/2018	Bank of America	U.S. Dollar	437,410	Euro	373,000	(11,200)
2/7/2018	Deutsche Bank	U.S. Dollar	352,146	Euro	301,500	(10,490)
2/15/2018	Deutsche Bank	U.S. Dollar	14,074	Euro	12,000	(366)
2/20/2018	JP Morgan Chase	U.S. Dollar	71,188	Euro	60,167	(1,229)
2/22/2018	Bank of America	U.S. Dollar	377,031	Euro	319,000	(6,963)
3/7/2018	Bank of America	U.S. Dollar	516,004	Euro	434,000	(6,843)
3/13/2018	Citibank	U.S. Dollar	75,477	Euro	63,594	(1,167)
3/15/2018	JP Morgan Chase	U.S. Dollar	71,177	Euro	60,167	(1,346)
3/19/2018	Morgan Stanley	U.S. Dollar	52,388	Euro	44,250	(964)
1/11/2018	Goldman Sachs	U.S. Dollar	174,763	Japanese Yen	19,732,000	(475)
1/16/2018	JP Morgan Chase	U.S. Dollar	396,590	Japanese Yen	44,610,000	312
1/25/2018	JP Morgan Chase	U.S. Dollar	506,460	Japanese Yen	56,000,000	8,777
1/25/2018	Citibank	U.S. Dollar	328,460	Japanese Yen	36,309,000	5,776
1/29/2018	JP Morgan Chase	U.S. Dollar	176,420	Japanese Yen	19,500,000	3,086
2/2/2018	JP Morgan Chase	U.S. Dollar	1,825,900	Japanese Yen	200,000,000	47,792
2/14/2018	Citibank	U.S. Dollar	106,494	Japanese Yen	11,860,000	995
2/15/2018	JP Morgan Chase	U.S. Dollar	383,849	Japanese Yen	41,463,000	15,004
2/16/2018	HSBC	U.S. Dollar	160,108	Japanese Yen	17,820,000	1,578
3/13/2018	Deutsche Bank	U.S. Dollar	145,462	Japanese Yen	15,700,000	5,598
3/22/2018	Deutsche Bank	U.S. Dollar	160,517	Japanese Yen	17,733,000	2,452
3/23/2018	Citibank	U.S. Dollar	322,667	Japanese Yen	35,670,000	4,698
4/13/2018	Deutsche Bank	U.S. Dollar	2,340,836	Japanese Yen	254,142,270	72,436
4/18/2018	Merrill Lynch	U.S. Dollar	276,578	Japanese Yen	30,030,000	8,458
4/23/2018	JP Morgan Chase	U.S. Dollar	360,496	Japanese Yen	38,610,000	15,665
6/1/2018	Deutsche Bank	U.S. Dollar	739,702	Japanese Yen	80,680,000	17,428
6/5/2018	JP Morgan Chase	U.S. Dollar	307,567	Japanese Yen	34,284,478	566
6/11/2018	HSBC	U.S. Dollar	172,619	Japanese Yen	19,250,000	181
6/13/2018	HSBC	U.S. Dollar	423,032	Japanese Yen	47,460,000	(2,156)
6/13/2018	JP Morgan Chase	U.S. Dollar	391,982	Japanese Yen	43,970,000	(1,940)
6/15/2018	JP Morgan Chase	U.S. Dollar	165,252	Japanese Yen	18,500,000	(507)
6/18/2018	HSBC	U.S. Dollar	827,201	Japanese Yen	88,800,000	31,411
6/20/2018	Citibank	U.S. Dollar	534,560	Japanese Yen	58,390,000	11,228
9/11/2018	HSBC	U.S. Dollar	173,657	Japanese Yen	19,250,000	108
1/10/2018	HSBC	U.S. Dollar	488,904	South Korea Won	552,143,147	(27,024)
1/22/2018	Goldman Sachs	U.S. Dollar	167,593	South Korea Won	188,710,000	(8,760)
2/21/2018	Citibank	U.S. Dollar	1,316,464	South Korea Won	1,495,280,000	(81,569)
3/7/2018	Goldman Sachs	U.S. Dollar	923,173	South Korea Won	1,037,000,000	(46,605)
3/7/2018	HSBC	U.S. Dollar	240,121	South Korea Won	270,856,853	(13,257)

						$(349,913)

Schedule of Open Swap Contracts

Interest Rate Swaps (Unaudited)

December 31, 2017

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	1.914%	1/22/2025	Citibank	Quarterly	490,000	$12,579	$0	$12,579
Receive	3-MO-USD-LIBOR*	1.973%	1/27/2025	Citibank	Quarterly	360,000	7,857	0	7,857
Receive	3-MO-USD-LIBOR*	1.942%	1/30/2025	Citibank	Quarterly	80,000	1,915	0	1,915
Receive	3-MO-USD-LIBOR*	1.817%	2/3/2025	Citibank	Quarterly	120,000	3,867	0	3,867
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	Quarterly	4,170,000	(1,072,871)	0	(1,072,871)
Receive	3-MO-USD-LIBOR*	2.587%	7/27/2047	Citibank	Quarterly	1,100,000	(9,459)	0	(9,459)

							$(1,056,112)	$0	$(1,056,112)

*	Centrally cleared swap, clearing agent: JP Morgan Chase

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.53%
	Exchange Traded Funds - 98.53%
228,968	iShares Core MSCI EAFE ETF	$15,132,495
830,320	iShares Core MSCI Emerging Markets ETF	47,245,208
840,553	iShares Core S&P Small-Cap ETF (a)	64,562,876
538,066	iShares MSCI Canada ETF (a)	15,948,276
361,921	iShares MSCI Switzerland Capped ETF (a)	12,877,149
1,055,728	Schwab U.S. Large-Cap ETF (a)	67,334,332
60,561	SPDR S&P 600 Small Cap Growth ETF (a)	13,770,966
216,666	SPDR S&P China ETF	23,224,429
3,010,977	Vanguard FTSE Developed Markets ETF	135,072,428
177,940	Vanguard Global ex-U.S. Real Estate ETF	10,765,370
2,639	Vanguard Growth ETF	371,175
221,820	Vanguard REIT ETF	18,406,624
563,343	Vanguard S&P 500 ETF	138,182,404

		562,893,732

	Total Investment Companies (Cost $454,082,347)	562,893,732

	SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
4,440,577	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)	4,440,577

	Total Short Term Investments (Cost $4,440,577)	4,440,577

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.12%
	Investments Purchased with Proceeds from Securities Lending - 4.12%
23,534,359	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (b)	23,534,359

	Total Investments Purchased with Proceeds from Securities Lending (Cost $23,534,359)	23,534,359

	Total Investments (Cost $482,057,283) - 103.43%	590,868,668
	Liabilities in Excess of Other Assets - (3.43)%	(19,583,525)

	TOTAL NET ASSETS - 100.00%	$571,285,143

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2017.

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.68%
	Exchange Traded Funds - 98.68%
134,646	iShares 1-3 Year Treasury Bond ETF	$11,290,067
251,812	iShares 7-10 Year Treasury Bond ETF (a)	26,583,793
89,145	iShares 10+ Year Credit Bond ETF (a)	5,633,964
171,585	iShares 20+ Year Treasury Bond ETF (a)	21,767,273
51,816	iShares Core MSCI Emerging Markets ETF	2,948,330
172,496	iShares Core S&P Small-Cap ETF	13,249,418
226,049	iShares Edge MSCI Min Vol USA ETF (a)	11,930,866
27,074	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	3,143,291
86,415	iShares MSCI Canada ETF (a)	2,561,341
185,214	iShares MSCI Switzerland Capped ETF	6,589,914
62,397	iShares U.S. Credit Bond ETF	6,990,336
89,676	PowerShares DB Gold Fund	3,708,999
413,155	SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,171,052
126,065	SPDR Bloomberg Barclays International Treasury Bond ETF	3,584,028
146,099	SPDR Bloomberg Barclays TIPS ETF (a)	8,218,069
24,745	SPDR S&P 600 Small Cap Value ETF	3,111,189
48,944	SPDR S&P China ETF	5,246,307
575,738	Vanguard FTSE Developed Markets ETF (a)	25,827,607
510,974	Vanguard Mortgage-Backed Securities ETF	26,795,477
53,789	Vanguard REIT ETF	4,463,411
114,508	Vanguard S&P 500 ETF	28,087,667
17,398	Vanguard Total Bond Market ETF	1,419,155
38,274	Vanguard Value ETF	4,069,292

		242,390,846

	Total Investment Companies (Cost $229,180,812)	242,390,846

	SHORT TERM INVESTMENTS - 0.33%
	Money Market Funds - 0.33%
821,288	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)	821,288

	Total Short Term Investments (Cost $821,288)	821,288

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.13%
	Investments Purchased with Proceeds from Securities Lending - 23.13%
56,816,890	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (b)	56,816,890

	Total Investments Purchased with Proceeds from Securities Lending (Cost $56,816,890)	56,816,890

	Total Investments (Cost $286,818,990) - 122.14%	300,029,024
	Liabilities in Excess of Other Assets - (22.14)%	(54,392,567)

	TOTAL NET ASSETS - 100.00%	$245,636,457

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2017.

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.74%
	Exchange Traded Funds - 98.74%
86,944	Healthcare Select Sector SPDR Fund (a)	$7,188,530
76,866	iShares Core S&P 500 ETF (a)	20,665,424
19,781	iShares U.S. Credit Bond ETF (a)	2,216,066
112,627	PowerShares QQQ Trust Series 1	17,542,782
214,212	ProShares Ultra S&P 500 ETF (a)	23,441,219
380,980	Schwab U.S. Large-Cap ETF	24,298,904
608,563	Schwab U.S. TIPs ETF (a)	33,732,647
137,514	Technology Select Sector SPDR ETF	8,794,020
97,251	Vanguard Growth ETF	13,678,353
99,023	Vanguard Mid-Cap Growth ETF	12,647,218
249,506	Vanguard S&P 500 ETF	61,201,327
83,850	Vanguard Short-Term Corporate Bond ETF	6,649,305
45,579	Vanguard Small-Cap Growth ETF (a)	7,331,382
37,630	Vanguard Small-Cap Value ETF	4,996,511
137,677	Vanguard Value ETF	14,637,819

		259,021,507

	Total Investment Companies (Cost $228,458,869)	259,021,507

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
651	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)	651

	Total Short Term Investments (Cost $651)	651

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.56%
	Investments Purchased with Proceeds from Securities Lending - 17.56%
46,071,800	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (b)	46,071,800

	Total Investments Purchased with Proceeds from Securities Lending (Cost $46,071,800)	46,071,800

	Total Investments (Cost $274,531,320) - 116.30%	305,093,958
	Liabilities in Excess of Other Assets - (16.30)%	(42,762,746)

	TOTAL NET ASSETS - 100.00%	$262,331,212

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2017.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.69%
	Exchange Traded Funds - 55.11%
82,581	iShares 1-3 Year Treasury Bond ETF	$6,924,417
297,774	iShares 3-7 Year Treasury Bond ETF (a)	36,376,072
34,321	iShares Core MSCI Emerging Markets ETF	1,952,865
105,085	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	12,200,369
29,348	PowerShares DB Agriculture Fund (b)	550,568
4,701	PowerShares DB Base Metals Fund (b)	91,246
32,827	PowerShares DB Energy Fund (b)	476,976
115,465	ProShares Investment Grade-Interest Rate Hedged ETF (a)	8,894,269
9,313	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	851,208
397,160	SPDR Bloomberg Barclays High Yield Bond ETF (a)	14,583,715
120,149	Vanguard FTSE Developed Markets ETF	5,389,884
578,345	Vanguard Mortgage-Backed Securities ETF	30,328,412
25,137	Vanguard S&P 500 ETF	6,165,855
117,889	Vanguard Total Bond Market ETF	9,616,206

		134,402,062

	Mutual Funds - 43.58%
634,671	BlackRock Low Duration Bond Portfolio - Institutional Shares	6,080,147
655,111	DoubleLine Core Fixed Income Fund - Institutional Shares	7,186,573
1,211,230	DoubleLine Low Duration Bond Fund - Institutional Shares	12,148,638
442,372	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	4,251,191
3,143,705	DoubleLine Total Return Bond Fund - Institutional Shares	33,417,580
2,126,023	T. Rowe Price Institutional Floating Rate Fund	21,302,749
3,701,336	Vanguard High-Yield Corporate Fund - Admiral Shares	21,911,911

		106,298,789

	Total Investment Companies (Cost $240,545,811)	240,700,851

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
209	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (c)	209

	Total Short Term Investments (Cost $209)	209

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.29%
	Investments Purchased with Proceeds from Securities Lending Collateral - 13.29%
32,407,889	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (c)	32,407,889

	Total Investments Purchased with Proceeds from Securities Lending (Cost $32,407,889)	32,407,889

	Total Investments (Cost $272,953,909) - 111.98%	273,108,949
	Liabilities in Excess of Other Assets - (11.98)%	(29,220,220)

	TOTAL NET ASSETS - 100.00%	$243,888,729

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2017.
(d)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.87% of total net assets as of December 31, 2017.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.68%
	Exchange Traded Funds - 76.08%
4,892	iShares 7-10 Year Treasury Bond ETF (a)	$516,448
8,210	iShares 10+ Year Credit Bond ETF (a)	518,872
13,335	iShares 20+ Year Treasury Bond ETF (a)	1,691,678
31,446	iShares Currency Hedged MSCI Eurozone ETF (a)	937,405
43,449	iShares Global Infrastructure ETF (a)	1,964,764
363,486	iShares International Select Dividend ETF (a)	12,282,192
21,268	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	2,469,215
8,247	iShares MBS ETF	879,048
214,862	iShares U.S. Preferred Stock ETF (a)	8,179,796
14,609	PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	1,467,912
87,098	SPDR Bloomberg Barclays High Yield Bond ETF (a)	3,198,239
85,032	SPDR Bloomberg Barclays Short Term Corporate Bond ETF (a)	2,586,673
158,716	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,374,213
50,046	Vanguard Global ex-U.S. Real Estate ETF (a)	3,027,783
18,626	Vanguard REIT ETF (a)	1,545,585
2,867	Vanguard S&P 500 ETF (a)	703,246
149,845	Vanguard Total Bond Market ETF	12,222,857
109,378	WisdomTree Emerging Markets High Dividend Fund	4,960,292
290,389	WisdomTree U.S. High Dividend Fund	21,151,936
153,624	WisdomTree U.S. SmallCap Dividend Fund	4,462,777

		89,140,931

	Mutual Funds - 22.60%
320,407	BlackRock Global Dividend Portfolio - Institutional Shares	4,296,658
248,142	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,471,497
226,633	Loomis Sayles Global Equity and Income Fund - Institutional Shares	5,033,513
865,660	T. Rowe Price Institutional Floating Rate Fund	8,673,911
1,014,039	Vanguard High-Yield Corporate Fund - Admiral Shares	6,003,110

		26,478,689

	Total Investment Companies (Cost $103,726,720)	115,619,620

	SHORT TERM INVESTMENTS - 0.85%
	Money Market Funds - 0.85%
992,569	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)	992,569

	Total Short Term Investments (Cost $992,569)	992,569

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.99%
	Investments Purchased with Proceeds from Securities Lending - 13.99%
16,385,707	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (b)	16,385,707

	Total Investments Purchased with Proceeds from Securities Lending (Cost $16,385,707)	16,385,707

	Total Investments (Cost $121,104,996) - 113.52%	132,997,896
	Liabilities in Excess of Other Assets - (13.52)%	(15,837,775)

	TOTAL NET ASSETS - 100.00%	$117,160,121

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2017.

GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2017

Number of Shares		Value
	INVESTMENT COMPANIES - 98.69%
	Exchange Traded Funds - 68.74%
92,795	iShares Core MSCI Emerging Markets ETF	$5,280,036
41,191	iShares U.S. Preferred Stock ETF (a)	1,568,141
245,158	SPDR Bloomberg Barclays High Yield Bond ETF (a)	9,002,201
38,003	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,047,363
21,471	VanEck Vectors Emerging Markets High Yield Bond ETF	525,610
118,707	Vanguard FTSE Developed Markets ETF	5,325,195
87,309	Vanguard Global ex-U.S. Real Estate ETF	5,282,195
47,205	Vanguard REIT ETF	3,917,071
17,292	Vanguard S&P 500 ETF	4,241,555
4,001	Vanguard Total Bond Market ETF	326,362

		36,515,729

	Mutual Funds - 29.95%
163,913	BlackRock High Yield Portfolio - Institutional Shares	1,278,521
524,012	Navigator Tactical Fixed Income Fund - Institutional Shares	5,318,727
1,573,533	Vanguard High-Yield Corporate Fund - Admiral Shares	9,315,313

		15,912,561

	Total Investment Companies (Cost $51,096,089)	52,428,290

	SHORT TERM INVESTMENTS - 0.68%
	Money Market Funds - 0.68%
358,639	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)	358,639

	Total Short Term Investments (Cost $358,639)	358,639

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.75%
	Investments Purchased with Proceeds from Securities Lending - 11.75%
6,242,775	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (b)	6,242,775

	Total Investments Purchased with Proceeds from Securities Lending (Cost $6,242,775)	6,242,775

	Total Investments (Cost $57,697,503) - 111.12%	59,029,704
	Liabilities in Excess of Other Assets - (11.12)%	(5,907,075)

	TOTAL NET ASSETS - 100.00%	$53,122,629

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2017.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2017

Principal Amount		Value
	SHORT TERM INVESTMENTS - 98.22%
	Certificate of Deposit - 80.23%
$3,500,000	Abbey National Treasury Services Plc
	1.390%, 01/25/2018	$3,500,000
2,500,000	Banco Del Estado De Chile
	1.567% (1 Month LIBOR USD + 0.160%), 01/08/2018 (a)	2,500,000
2,500,000	Bank of Montreal
	1.687% (1 Month LIBOR USD + 0.280%), 05/08/2018 (a)	2,501,278
3,500,000	Bank of Nova Scotia
	1.627% (1 Month LIBOR USD + 0.150%), 06/15/2018 (a)	3,499,363
4,200,000	CIBC
	1.330%, 01/02/2018	4,200,000
	Commonwealth Bank of Australia
1,500,000	1.942% (1 Month LIBOR USD + 0.390%), 02/23/2018 (a)	1,500,000
2,000,000	1.829% (1 Month LIBOR USD + 0.260%), 01/03/2019 (a)	2,000,304
3,000,000	Cooperatieve Rabobank UA
	1.492% (1 Month LIBOR USD + 0.100%), 04/06/2018 (a)	3,000,132
2,000,000	Credit Agricole Corp. and Investment Bank
	1.500%, 02/01/2018	2,000,000
3,500,000	Credit Industriel et Commercial Bank
	1.680%, 03/20/2018	3,501,155
750,000	Dexia Credit Local SA
	2.049% (1 Month LIBOR USD + 0.480%), 01/29/2018 (a)	750,070
	DZ Bank AG
2,500,000	1.420%, 01/22/2018	2,500,000
1,000,000	1.350%, 01/31/2018	1,000,000
3,500,000	KBC Bank N.V.
	1.420%, 01/08/2018	3,500,000
3,500,000	Landesbank Hessen-Thueringen
	1.800%, 04/03/2018	3,502,017
3,500,000	Mitsubishi Trust & Banking Corp.
	1.561% (1 Month LIBOR USD + 0.200%), 05/01/2018 (a)	3,500,277
3,500,000	Mizuho Bank, Ltd.
	1.742% (1 Month LIBOR USD + 0.190%), 04/25/2018 (a)	3,500,318
4,500,000	National Bank of Kuwait
	1.350%, 01/02/2018	4,500,000
500,000	Oversea-Chinese Banking Corp., Ltd.
	1.355%, 01/04/2018	500,000
	Royal Bank of Canada
1,500,000	1.624% (1 Month LIBOR USD + 0.180%), 06/12/2018 (a)	1,500,066
1,500,000	1.612% (1 Month LIBOR USD + 0.180%), 07/10/2018 (a)	1,499,739
3,500,000	Skandinaviska Enskilda Banken AB
	1.320%, 02/05/2018	3,500,000
3,000,000	Sumitomo Mitsui Banking Corp.
	1.550% (1 Month LIBOR USD + 0.200%), 06/05/2018 (a)	3,000,162
3,500,000	Sumitomo Mitsui Trust Bank, Ltd.
	1.677% (1 Month LIBOR USD + 0.200%), 06/15/2018 (a)	3,499,916
	Svenska Handelsbanken
3,000,000	1.621% (1 Month LIBOR USD + 0.110%), 05/21/2018 (a)	3,000,105
500,000	1.512% (1 Month LIBOR USD + 0.120%), 06/06/2018 (a)	499,976
	Swedbank AB
3,000,000	1.454% (1 Month LIBOR USD + 0.110%), 06/04/2018 (a)	2,999,943
500,000	1.482% (1 Month LIBOR USD + 0.110%), 06/04/2018 (a)	499,908
	The Norinchukin Bank
500,000	1.400%, 01/04/2018	500,000
3,000,000	1.330%, 01/10/2018	3,000,000
3,000,000	The Toronto-Dominion Bank
	1.330%, 01/22/2018	3,000,009
	Wells Fargo Bank NA
2,500,000	1.410%, 02/02/2018	2,500,011
1,000,000	1.680%, 03/23/2018	999,949
2,500,000	Westpac Banking Corp.
	1.952% (1 Month LIBOR USD + 0.520%), 01/10/2018 (a)	2,500,000

		83,954,698

	Commercial Paper - 6.69%
3,500,000	COFCO Capital Corp.
	1.500%, 01/04/2018	3,499,563
3,500,000	ING U.S. Funding, LLC
	1.621% (1 Month LIBOR USD + 0.130%), 05/17/2018 (a)	3,500,091

		6,999,654

Number of Shares
	Money Market Funds - 2.67%
2,788,514	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.29% (b)(c)	2,788,514

		2,788,514

Principal Amount
	U.S. Treasury Bill - 8.63%
	United States Treasury Bill
$4,450,000	1.230%, 02/08/2018 (c)(d)(e)	4,444,481
2,500,000	1.306%, 03/08/2018 (c)(d)(e)	2,494,182
2,100,000	1.393%, 04/05/2018 (d)(e)	2,092,493

		9,031,156

	Total Short Term Investments (Cost $102,769,689)	102,774,022

	Total Investments (Cost $102,769,689) - 98.22%	102,774,022
	Other Assets in Excess of Liabilities - 1.78%	1,863,831

	TOTAL NET ASSETS - 100.00%	$104,637,853

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(b)	Seven-day yield as of December 31, 2017.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Unaudited)

December 31, 2017

Description	Number of Contracts Purchased / (Sold)	Notional Value	Value	Settlement Month	Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	29	$3,789,235	$(17,398)	Jan-18	$(38,345)
Australian 3-Year Treasury Bond Futures	(303)	(26,265,040)	(21,258)	Mar-18	(22,687)
Australian 10-Year Treasury Bond Futures	93	9,372,123	25,915	Mar-18	(78,151)
Australian Dollar Futures	80	6,248,800	11,653	Mar-18	105,130
Brent Crude Futures (a)	64	4,279,680	45,440	Jan-18	319,437
British Pound Futures	93	7,880,006	44,090	Mar-18	73,291
CAC40 Index Futures	46	2,931,021	(15,178)	Jan-18	(36,112)
Canadian 10-Year Bond Futures	(47)	(5,039,507)	5,651	Mar-18	8,943
Canadian Dollar Futures	52	4,154,800	10,625	Mar-18	46,420
Cocoa Futures (a)	(30)	(567,600)	5,700	Mar-18	4,857
Coffee ‘C’ Futures (a)	(45)	(2,129,625)	(23,625)	Mar-18	29,022
Copper Futures (a)	39	3,217,988	(6,279)	Mar-18	161,787
Corn Futures (a)	(220)	(3,858,250)	13,750	Mar-18	69,042
Cotton No. 2 Futures (a)	43	1,690,545	(3,655)	Mar-18	155,578
DAX® Index Futures	9	3,485,254	(14,848)	Mar-18	(52,871)
E-mini DJIA CBOT Futures	72	8,904,600	(22,320)	Mar-18	175,610
E-mini Nasdaq 100 Futures	43	5,511,525	(32,250)	Mar-18	47,564
E-mini Russell 2000 Futures	65	4,993,625	(42,575)	Mar-18	41,180
E-mini S&P 500 Futures	60	8,028,000	(29,100)	Mar-18	89,999
E-mini S&P Mid Cap 400 Futures	33	6,277,920	(38,280)	Mar-18	49,440
Euribor 3 Month Futures	154	46,341,908	36	Mar-18	3,894
Euro FX Futures	150	22,641,563	127,261	Mar-18	350,546
Euro Stoxx 50® Index Futures	70	2,933,744	(12,598)	Mar-18	(62,390)
Euro-Bobl Futures	91	14,369,973	(140)	Mar-18	(80,714)
Euro-BTP Futures	71	11,597,643	(66,447)	Mar-18	(302,934)
Euro-BTP Futures - Short	154	20,887,118	(17,297)	Mar-18	(95,856)
Euro-Bund Futures	76	14,743,329	(10,274)	Mar-18	(143,435)
Euro-Buxl 30® Year Bond Futures	27	5,308,384	(20,950)	Mar-18	(117,444)
Eurodollar 90 Day Futures	(774)	(190,094,400)	(9,675)	Mar-18	284,173
Euro-OATS Futures	97	18,060,640	(38,407)	Mar-18	(233,060)
Euro-Schatz Futures	257	34,528,670	5,812	Mar-18	(33,690)
FTSE 100 Index Futures	36	3,712,473	34,996	Mar-18	104,584

FTSE JSE Top 40 Index Futures	32	1,375,282	11,277	Mar-18	36,082
FTSE MIB Index Futures	6	783,152	(9,863)	Mar-18	(31,259)
Gold 100 Oz. Futures (a)	18	2,356,740	20,253	Feb-18	28,548
Hang Seng Index Futures	22	4,216,489	1,126	Jan-18	67,097
HSCEI Index Futures	37	2,777,540	5,339	Jan-18	19,121
IBEX 35® Index Futures	20	2,404,684	(9,983)	Jan-18	(50,276)
Japanese Yen Futures	(135)	(15,042,375)	(33,750)	Mar-18	(99,682)
Live Cattle Futures (a)	31	1,507,220	(8,680)	Feb-18	(85,944)
LME Aluminium Futures (a)(b)	(51)	(2,896,163)	(312,625)	Mar-18	(312,625)
LME Aluminium Futures (a)(b)	99	5,621,963	339,375	Mar-18	339,375
LME Copper Futures (a)(b)	(7)	(1,268,313)	(113,295)	Mar-18	(113,295)
LME Copper Futures (a)(b)	27	4,892,063	249,950	Mar-18	249,950
LME Nickel Futures (a)(b)	(10)	(765,600)	(86,253)	Mar-18	(86,253)
LME Nickel Futures (a)(b)	16	1,224,960	128,445	Mar-18	128,445
LME Zinc Futures (a)(b)	31	2,577,263	142,920	Mar-18	142,920
LME Zinc Futures (a)(b)	(8)	(665,100)	(29,272)	Mar-18	(29,272)
Long Gilt Futures	52	8,787,190	6,319	Mar-18	29,085
Low Sulphur Gas Oil Futures (a)	61	3,670,675	21,350	Feb-18	297,559
Mexican Peso Futures	189	4,732,560	8,505	Mar-18	(173,707)
MSCI EAFE Index Futues	50	5,113,750	500	Mar-18	100,634
MSCI Emerging Markets Index Futures	88	5,120,280	22,379	Mar-18	157,796
MSCI Singapore Index Futures	47	1,363,842	1,054	Jan-18	9,938
MSCI Taiwan Index Futures	47	1,847,100	15,980	Jan-18	26,926
Natural Gas Futures (a)	(59)	(1,742,270)	(36,817)	Jan-18	(123,839)
New Zealand Dollar Futures	(22)	(1,559,140)	(2,554)	Mar-18	(38,750)
Nikkei 225 Futures	18	3,634,347	(4,793)	Mar-18	(4,533)
NY Harbor ULSD Futures (a)	36	3,126,967	27,821	Jan-18	258,798
OMXS30 Futures	175	3,358,410	(27,733)	Jan-18	(85,609)
RBOB Gasoline Futures (a)	40	3,016,944	2,016	Jan-18	94,871
S&P/TSX 60 Index Futures	43	6,550,231	1,368	Mar-18	103,806
SGX Nifty 50 Index Futures	119	2,512,923	11,900	Jan-18	8,716
Silver Futures (a)	(26)	(2,228,850)	(29,822)	Mar-18	(175,407)
South African Rand Futures	104	4,152,200	10,573	Mar-18	84,959
Soybean Futures (a)	(76)	(3,654,650)	(19,000)	Mar-18	77,565
Soybean Meal Futures (a)	(30)	(950,400)	(1,689)	Mar-18	6,987
Soybean Oil Futures (a)	(96)	(1,915,776)	(31,680)	Mar-18	71,988
SPI 200™ Index Futures	50	5,871,384	(25,358)	Mar-18	(2,690)
Sterling 90 Day Futures	212	35,578,538	1,785	Mar-18	25,854
Sugar No. 11 Futures (a)	(99)	(1,680,941)	(19,019)	Feb-18	(155,291)
Swiss Franc Futures	(42)	(5,421,675)	(26,497)	Mar-18	(76,125)
TOPIX Index Futures	29	4,676,548	(7,721)	Mar-18	54,038
U.S. Treasury 2-Year Note Futures	(339)	(72,583,078)	(21,188)	Mar-18	194,425
U.S. Treasury 5-Year Note Futures	(185)	(21,490,352)	(17,048)	Mar-18	(35,817)
U.S. Treasury 10-Year Note Futures	33	4,093,547	6,712	Mar-18	(14,709)
U.S. Treasury Long Bond Futures	29	4,437,000	8,156	Mar-18	(14,351)
U.S. Treasury Ultra Bond Futures	24	4,023,750	10,500	Mar-18	12,044
Wheat Futures (a)	(139)	(2,967,650)	5,598	Mar-18	20,430
WTI Crude Futures (a)	46	2,779,320	26,235	Jan-18	126,976

		$59,288,674	$101,171		$1,888,307

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation/deprecuation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, foreign government obligations and mortgage-backed securities; (2) certain common stocks and preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2017:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$-	$10,093	$0	$10,093
Preferred Stock	-	21,847	-	21,847

Total Equity	-	31,940	-	31,940
Fixed Income
Collateralized Mortgage Obligations	-	10,747,906	-	10,747,906
Convertible Obligations	-	831,597	-	831,597
Corporate Obligations	-	182,086	-	182,086
Foreign Government Obligations	-	21,702,491	-	21,702,491
Mortgage Backed Securities - U.S. Government Agency	-	7,031,515	-	7,031,515

Total Fixed Income	-	40,495,595	-	40,495,595
Warrants	-	-	0	0
Short Term Investments	8,737,009	253,455	-	8,990,464

Total Investments in Securities	$8,737,009	$40,780,990	$0	$49,517,999

Other Financial Instruments*
Forward Currency Contracts	$-	$(349,913)	$-	$(349,913)
Swaps	-	(1,056,112)	-	(1,056,112)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2017	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of December 31, 2017	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at December 31, 2017.	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$562,893,732	$-	$-	$562,893,732
Short Term Investments	4,440,577	-	-	4,440,577
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	23,534,359

Total Investments in Securities	$567,334,309	$-	$-	$590,868,668

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$242,390,846	$-	$-	$242,390,846
Short Term Investments	821,288	-	-	821,288
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	56,816,890

Total Investments in Securities	$243,212,134	$-	$-	$300,029,024

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$259,021,507	$-	$-	$259,021,507
Short Term Investments	651	-	-	651
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	46,071,800

Total Investments in Securities	$259,022,158	$-	$-	$305,093,958

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$240,700,851	$-	$-	$240,700,851
Short Term Investments	209	-	-	209
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	32,407,889

Total Investments in Securities	$240,701,060	$-	$-	$273,108,949

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$115,619,620	$-	$-	$115,619,620
Short Term Investments	992,569	-	-	992,569
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	16,385,707

Total Investments in Securities	$116,612,189	$-	$-	$132,997,896

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$52,428,290	$-	$-	$52,428,290
Short Term Investments	358,639	-	-	358,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	6,242,775

Total Investments in Securities	$52,786,929	$-	$-	$59,029,704

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$2,788,514	$99,985,508	$-	$102,774,022

Total Investments in Securities	$2,788,514	$99,985,508	$-	$102,774,022

Other Financial Instruments*
Futures	$1,888,307	$-	$-	$1,888,307

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities —Values of Derivative Instruments as of December 31, 2017

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on swap agreements	$26,218	Depreciation on swap agreements	$1,082,330

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	365,721	Depreciation of forward currency contracts	715,634

Total		$391,939		$1,797,964

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended June 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities —Values of Derivative Instruments as of December 31, 2017

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$2,584,135	Unrealized depreciation on futures contracts	$1,081,926

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	1,092,531	Unrealized depreciation on futures contracts	364,085

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	660,346	Unrealized depreciation on futures contracts	388,264

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	558,418	Unrealized depreciation on futures contracts	1,172,848

Total		$4,895,430		$3,007,123

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended December 31, 2017 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$-	$437,774,450
Forwards	$32,155,243	-
Swaps	$8,556,000	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$-	($236,660,737)
Forwards	$(4,552,522)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Forwards	$6,310,518	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2017, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending
Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	23,534,359
Conservative Allocation Fund	56,816,890
Tactical Allocation Fund	46,071,800
Absolute Return Allocation Fund	32,407,889
Multi-Asset Income Allocation Fund	16,385,707
Flexible Income Allocation Fund	6,242,775
Managed Futures Strategy Fund	-

9. Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor.

The GuidePath® Funds had the following transactions during the period ended December 31, 2017, with affiliates:

	Share Activity				Period Ended December 31, 2017

Security Name	Balance March 31, 2017	Purchases	Sales	Balance December 31, 2017	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares	Net change in unrealized appreciation (depreciation)
Growth Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	2,463,265	117,882	2,581,147	-	$-	$-	$11,373,270	$(10,192,633)
GuideMark® Emerging Markets Fund - Institutional Shares	857,339	39,187	896,526	-	-	-	4,207,754	(3,288,271)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	3,165,311	148,628	3,313,939	-	-	-	17,436,043	(16,228,471)
GuideMark® World ex-US Fund - Institutional Shares	8,369,337	382,487	8,751,824	-	-	-	14,458,859	(8,925,880)

					$-	$-	$47,475,926	$(38,635,255)

Conservative Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	181,943	14,186	196,129	-	$-	$-	$944,890	$(813,413)
GuideMark® Emerging Markets Fund - Institutional Shares	28,624	2,231	30,855	-	-	-	154,474	(108,799)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	369,315	28,801	398,116	-	-	-	2,354,212	(2,097,331)
GuideMark® World ex-US Fund - Institutional Shares	611,474	47,696	659,170	-	-	-	1,291,975	(785,757)

					$-	$-	$4,745,551	$(3,805,300)

Absolute Return Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	617,227	8,936	626,163	-	$-	$-	$(105,413)	$165,192
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	508,071	7,360	515,431	-	-	-	196,698	(222,851)

					$-	$-	$91,285	$(57,659)

Multi-Asset Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	299,116	28,528	327,644	-	$-	$20,203	$(26,139)	$58,424
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	443,310	29,998	473,308	-	-	75,399	163,938	(222,006)

					$-	$95,602	$137,799	$(163,582)

Flexible Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	68,915	766	69,681	-	$-	$-	$6,902	$(280)

					$-	$-	$6,902	$(280)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	4/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	4/19/18

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	4/19/18